CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS
Common Stock, Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares Issued	82,546,017	81,859,821
Common Stock, Shares Outstanding	82,546,017	81,859,821